Intangible assets (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Reconciliation of Changes in Intangible Assets and Goodwill

		Other intangibles assets
	Goodwill	License and software rights	Intangible in process	Total
Cost -
Balance at January 1, 2017	$20,380	$74,149	$16,078	$110,607
Additions	—	1,783	16,898	18,681
Disposals	—	(4,891)	—	(4,891)
Reclassifications	—	3,642	(2,085)	1,557

Balance at December 31, 2017	$20,380	$74,683	$30,891	$125,954
Additions	—	2,711	27,471	30,182
Disposals	—	—	—	—
Reclassifications	—	16,730	(16,730)	—

Balance at December 31, 2018	$20,380	$94,124	$41,632	$156,136
Additions	—	8,503	16,962	25,465
Disposals	—	(86)	—	(86)
Reclassifications	—	40,660	(40,660)	—

Balance at December 31, 2019	$20,380	$143,201	$17,934	181,515
Amortization -
Balance at January 1, 2017	$—	$(41,105)	$—	$(41,105)
Amortization for the year	—	(8,628)	—	(8,628)
Disposals	—	4,894	—	4,894
Balance at December 31, 2017	$—	$(44,839)	$—	$(44,839)
Amortization for the year	—	(10,129)	—	(10,129)
Disposals	—	—	—	—
Balance at December 31, 2018	$—	$(54,968)	$—	$(54,968)
Amortization for the year	—	(18,437)	—	(18,437)
Disposals	—	6	—	6

Balance at December 31, 2019	$—	$(73,399)	$—	$(73,399)
Carrying amounts -
At December 31, 2017	$20,380	$29,844	$30,891	$81,115

At December 31, 2018	$20,380	$39,156	$41,632	$101,168

At December 31, 2019	$20,380	$69,802	$17,934	$108,116